CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement of Financial Position [Abstract]
Ordinary shares, authorized	250,000,000	250,000,000
Ordinary shares, issued	35,274,888	34,250,590
Ordinary shares, outstanding	35,274,888	34,250,590
Net of allowance for doubtful debt accounts | $	$ 113	$ 23